Note Guarantees (Indemnification, Representations and Warranties related to loans sold) - Additional Information (Detail) - Guarantee on loans sold or serviced with representation and warranties
$ in Thousands
	3 Months Ended			12 Months Ended
	Dec. 31, 2014 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Banco Popular de Puerto Rico
Guarantor Obligations
Valuation Allowances And Reserves Balance	$ 15,959			$ 8,087	$ 15,959	$ 19,277
Valuation Allowances And Reserves Charged To Other Accounts				(5,446)	(712)
Banco Popular de Puerto Rico | Bulk Sale Of Non Performing Assets March 2013
Guarantor Obligations
Valuation Allowances And Reserves Balance				100
Maximum Amount Of Future Payments Under Gurantee			$ 18,000
Valuation Allowance and Reseves Due To Loan Sales With Reps And Warrants			$ 10,700
Banco Popular de Puerto Rico | Bulk Sale Of Non Performing Mortgage Loans June 2013
Guarantor Obligations
Valuation Allowances And Reserves Balance				3,400
Guarantee Obligations Term		one year
Maximum Amount Of Future Payments Under Gurantee		$ 16,300
Valuation Allowance and Reseves Due To Loan Sales With Reps And Warrants		$ 3,000
E-Loan
Guarantor Obligations
Valuation Allowances And Reserves Balance	5,000			4,000	5,000
California region sale of November 8, 2014 | Discontinued Operations
Guarantor Obligations
Valuation Allowances And Reserves Balance	$ 2,200			2,200	2,200
Guarantee Obligations Term	two years
Maximum Amount Of Future Payments Under Gurantee	$ 16,000				16,000
Maximum Amount Of Future Payments Under Guarantee Percentage	1.5
Securitization
Guarantor Obligations
Repurchased Loans				175	2,200
Losses Recorded From Reps Warrants Repurchases				$ 24	$ 1,700